Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Summary Future Minimum Lease Payments

The following table summarizes future minimum lease payments:

as of and for the years ended December 31 (in millions)	Operating leases	Capital leases

2015	$43	$1
2016	38	7
2017	34	7
2018	26	7
2019	19	7
Thereafter	58	247

Total obligations and commitments	218	276
Interest on capital leases	—	94

Total lease obligations	$218	$370